Cash and cash equivalents and Investments and Additional information on the consolidated statements of cash flows - Main non-cash operating transactions (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Main non-cash operating transactions:
Offsetting of capitalized trade receivables of Tuves Paraguay acquisition	$ 149
Offsetting of tax on personal property - on behalf of Shareholders		$ 8	$ 15
Income tax offset with VAT and internal taxes			50
Offsetting of other receivables with regulatory provisions	1	27
VAT offset with income tax payments		54
SAC acquisitions offset with trade receivables	$ 313	305	$ 212
Other receivables of PP&E sales offset with trade payables		$ 25